[Transamerica Life Insurance Company Letterhead]

March 17, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA K
File No. 811- 10617, CIK 0001143311
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA K, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance TrustSM, Nations Separate Account Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 10, 2005, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 25, 2005, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 10, 2005, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 25, 2005, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On February 25, 2005, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

Securities and Exchange Commission

March 17, 2005

•	On March 4, 2005, MFS® Variable Insurance TrustSM filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On March 10, 2005, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001047987);

•	On March 25 and 28, 2005, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 28, 2005, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

•	On February 25, 2005, and March 2 and 3, 2005, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith Assistant General Counsel Financial Markets Group